Trading Assets - Summary of Geographic Breakdown Trading Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Trading loans	$ 7,811	$ 8,113
Hedge To Loan-based Credit Total Return Swaps [member]
Disclosure of financial assets [line items]
Trading loans	$ 6,414	$ 5,203